Subordinated liabilities	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.

	Barclays Bank Group
	2023	2022
	£m	£m
At amortised cost
As at 1 January	38,253	32,185
Issuances	5,986	15,381
Redemptions	(7,431)	(8,367)
Other	(905)	(946)
As at 31 December	35,903	38,253

Designated at fair value (Note 15)	579	521
Total subordinated liabilities	36,482	38,774
Issuances of £5,986m comprise £4,967m intra-group loans from Barclays PLC, £676m USD 7.119% Fixed-to-Floating Rate Subordinated Callable Notes
issued to Barclays PLC, £315m USD Floating Rate Notes and £28m JPY Floating Rate Notes issued externally by Barclays Bank PLC subsidiaries.
Redemptions of £7,431m comprise £6,800m intra-group loans from Barclays PLC, £409m notes issued externally by Barclays Bank PLC, £194m USD
Floating Rate Notes and £28m JPY Floating Rate Notes issued externally by Barclays Bank PLC subsidiaries. £409m notes issued externally by Barclays
Bank PLC comprise £202m Undated Floating Rate Primary Capital Notes Series 2, £94m Undated Floating Rate Primary Capital Notes Series 1, £43m
EUR Subordinated Floating Rate Notes, £40m GBP 9% Permanent Interest Bearing Capital Bonds and £30m USD Junior Undated Floating Rate Notes.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
Undated subordinated liabilities	143	538
Dated subordinated liabilities	36,339	38,236
Total subordinated liabilities	36,482	38,774
None of the Barclays Bank Group’s or Barclays Bank PLC's subordinated liabilities are secured.

Undated subordinated liabilities[a]		Barclays Bank Group
		2023	2022
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Undated Notes
6.125% Undated Subordinated Notes	2027	35	34
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	—	32
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	—	102
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	—	210
Bonds
9% Permanent Interest Bearing Capital Bonds (GBP 40m)	At any time	—	40
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	44	49
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	64	71
Total undated subordinated liabilities		143	538
Note
aInstrument values are disclosed to the nearest million.
Undated subordinated liabilities
Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:
Subordination
All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities.
Interest
All undated subordinated liabilities bear a fixed rate of interest until the initial call date.
After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes will bear interest at rates fixed periodically in advance for five-year periods based on market rates. After the initial call date, in the event that they are not redeemed, all other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on market rates.
Payment of interest
Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC paid interest on each of its Undated Notes, Bonds and Loans.
No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.
Repayment
All undated subordinated liabilities are repayable at the option of Barclays Bank PLC in whole at the initial call date and on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Other
All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities[a]			Barclays Bank Group

			2023	2022
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Subordinated Floating Rate Notes (EUR 50m)		2023	—	44
5.75% Fixed Rate Subordinated Notes		2026	282	280
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	84	93
6.33% Subordinated Notes (GBP 50m)		2032	48	46
Subordinated Floating Rate Notes (EUR 68m)		2040	59	60
External issuances by other subsidiaries		2033	649	573
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	—	1,354
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	120
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,019	1,051
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	816	794
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	898	931
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,030	1,009
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	931	966
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,609	1,689
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,180	1,066
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m)	2033	2034	672	—
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	619	641
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	445	488
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	636	174
Floating Rate Subordinated Notes (USD 456m)		2047	365	385
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			5,632	8,042
Various Subordinated Floating Rate Loans			458	677
Various Fixed Rate Subordinated Callable Loans			17,841	16,105
Various Subordinated Floating Rate Callable Loans			370	1,127
Zero Coupon Callable Loans		2052	579	521
Total dated subordinated liabilities			36,339	38,236
        Note
aInstrument values are disclosed to the nearest million.
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Currency and maturity
In addition to the individual dated subordinated liabilities listed in the Barclays Bank Group table, the £24,880m (2022: £26,472m) of intra-group loans is made up of various fixed, fixed to floating rate, floating and zero coupon loans from Barclays PLC with notional amounts denominated in USD
22,675m, EUR 6,782m, GBP 250m, JPY 102,100m, AUD 1,890m, NOK 220m, CAD 450m and CHF 260m, with maturities ranging from 2024 to 2052.
Certain intra-group loans have a call date one year prior to their maturity.
Subordination
All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of Barclays Bank
PLC equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates.
Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date or maturity as applicable. After the call date (where relevant), in the event that the notes or loans are not redeemed, the interest rate will be reset to either a fixed or floating rate until maturity based on market rates.
No interest is paid on zero coupon notes.
Repayment
Those subordinated liabilities with a call date are repayable at the option of Barclays Bank PLC on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole, or otherwise on maturity. The remaining dated subordinated liabilities outstanding at 31 December 2023 are redeemable only on maturity, subject, in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or to certain changes in legislation or regulations.
Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE or, in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.